DEFERRED REVENUES (Tables)	12 Months Ended
Mar. 31, 2017
DEFERRED REVENUES
Schedule of deferred revenues

	March 31,
	2016	2017
	RMB	RMB
Testing service	14,611,826	8,047,140
Online education services	223,821	297,602
Other revenue — licensing fees from authorized test centers	2,451,093	2,333,983
Other revenue — others	1,204,175	1,274,794

Total deferred revenues	18,490,915	11,953,519

Representing:
Current deferred revenues	16,612,164	10,221,897
Non-current deferred revenues	1,878,751	1,731,622